UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-07507

DWS Investments VIT Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 3/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2011 (Unaudited)

DWS Equity 500 Index VIP
	Shares	Value ($)
Common Stocks 98.6%
Consumer Discretionary 10.3%
Auto Components 0.3%
Goodyear Tire & Rubber Co.*	16,251	243,439
Johnson Controls, Inc.	44,320	1,842,382

		2,085,821
Automobiles 0.5%
Ford Motor Co.*	245,890	3,666,220
Harley-Davidson, Inc.	15,246	647,802

		4,314,022
Distributors 0.1%
Genuine Parts Co.	10,263	550,507
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	7,967	332,304
DeVry, Inc.	4,136	227,769
H&R Block, Inc.	20,413	341,714

		901,787
Hotels Restaurants & Leisure 1.6%
Carnival Corp. (Units)	28,010	1,074,464
Darden Restaurants, Inc.	8,872	435,881
International Game Technology	19,874	322,555
Marriott International, Inc. "A"	18,896	672,320
McDonald's Corp.	68,029	5,176,327
Starbucks Corp.	48,543	1,793,664
Starwood Hotels & Resorts Worldwide, Inc.	12,542	728,941
Wyndham Worldwide Corp.	11,116	353,600
Wynn Resorts Ltd.	5,057	643,503
Yum! Brands, Inc.	30,298	1,556,711

		12,757,966
Household Durables 0.4%
D.R. Horton, Inc.	19,022	221,606
Fortune Brands, Inc.	9,849	609,555
Harman International Industries, Inc.	4,700	220,054
Leggett & Platt, Inc.	9,170	224,665
Lennar Corp. "A"	10,645	192,887
Newell Rubbermaid, Inc.	18,413	352,241
Pulte Group, Inc.*	22,422	165,923
Stanley Black & Decker, Inc.	10,814	828,352
Whirlpool Corp.	4,867	415,447

		3,230,730
Internet & Catalog Retail 0.9%
Amazon.com, Inc.*	23,215	4,181,718
Expedia, Inc.	12,643	286,490
Netflix, Inc.*	2,823	669,983
Priceline.com, Inc.*	3,211	1,626,179

		6,764,370
Leisure Equipment & Products 0.1%
Hasbro, Inc.	8,748	409,757
Mattel, Inc.	22,639	564,390

		974,147
Media 3.2%
Cablevision Systems Corp. (New York Group) "A"	14,947	517,316
CBS Corp. "B"	43,794	1,096,602
Comcast Corp. "A"	180,807	4,469,549
DIRECTV "A"*	51,671	2,418,203
Discovery Communications, Inc. "A"*	18,603	742,260
Gannett Co., Inc.	15,768	240,147
Interpublic Group of Companies, Inc.	31,051	390,311
McGraw-Hill Companies, Inc.	20,122	792,807
News Corp. "A"	148,534	2,608,257
Omnicom Group, Inc.	18,321	898,828
Scripps Networks Interactive "A"	5,962	298,637
Time Warner Cable, Inc.	22,400	1,598,016
Time Warner, Inc.	71,112	2,538,698
Viacom, Inc. "B"	38,851	1,807,348
Walt Disney Co.	123,635	5,327,432
Washington Post Co. "B"	324	141,769

		25,886,180
Multiline Retail 0.7%
Big Lots, Inc.*	5,059	219,712
Family Dollar Stores, Inc.	8,430	432,628
J.C. Penney Co., Inc.	15,279	548,669
Kohl's Corp.	18,940	1,004,577
Macy's, Inc.	27,447	665,864
Nordstrom, Inc.	10,824	485,781
Sears Holdings Corp.*	2,909	240,429
Target Corp.	46,081	2,304,511

		5,902,171
Specialty Retail 1.9%
Abercrombie & Fitch Co. "A"	5,818	341,517
AutoNation, Inc.*	4,318	152,728
AutoZone, Inc.*	1,710	467,788
Bed Bath & Beyond, Inc.*	16,640	803,213
Best Buy Co., Inc.	21,483	616,992
CarMax, Inc.*	14,473	464,583
GameStop Corp. "A"*	9,377	211,170
Home Depot, Inc.	106,768	3,956,822
Limited Brands, Inc.	17,137	563,465
Lowe's Companies, Inc.	89,925	2,376,718
O'Reilly Automotive, Inc.*	9,168	526,793
RadioShack Corp.	7,420	111,374
Ross Stores, Inc.	7,807	555,234
Staples, Inc.	46,745	907,788
The Gap, Inc.	27,899	632,191
Tiffany & Co.	8,128	499,384
TJX Companies, Inc.	25,772	1,281,641
Urban Outfitters, Inc.*	8,600	256,538

		14,725,939
Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	19,232	1,000,833
NIKE, Inc. "B"	24,885	1,883,794
Polo Ralph Lauren Corp.	4,347	537,507
VF Corp.	5,586	550,389

		3,972,523
Consumer Staples 10.1%
Beverages 2.4%
Brown-Forman Corp. "B"	6,693	457,132
Coca-Cola Co.	149,415	9,913,685
Coca-Cola Enterprises, Inc.	21,645	590,909
Constellation Brands, Inc. "A"*	11,807	239,446
Dr. Pepper Snapple Group, Inc.	14,680	545,509
Molson Coors Brewing Co. "B"	10,208	478,653
PepsiCo, Inc.	103,305	6,653,875

		18,879,209
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	28,454	2,086,247
CVS Caremark Corp.	89,055	3,056,368
Kroger Co.	41,310	990,201
Safeway, Inc.	24,080	566,843
SUPERVALU, Inc.	13,849	123,672
Sysco Corp.	38,002	1,052,655
Wal-Mart Stores, Inc.	127,483	6,635,490
Walgreen Co.	60,082	2,411,691
Whole Foods Market, Inc.	9,510	626,709

		17,549,876
Food Products 1.7%
Archer-Daniels-Midland Co.	41,525	1,495,315
Campbell Soup Co.	11,644	385,533
ConAgra Foods, Inc.	28,572	678,585
Dean Foods Co.*	11,939	119,390
General Mills, Inc.	41,426	1,514,120
H.J. Heinz Co.	20,836	1,017,214
Hormel Foods Corp.	8,691	241,957
Kellogg Co.	16,359	883,059
Kraft Foods, Inc. "A"	113,973	3,574,193
McCormick & Co., Inc.	8,435	403,446
Mead Johnson Nutrition Co.	13,370	774,524
Sara Lee Corp.	40,319	712,437
The Hershey Co.	9,925	539,424
The JM Smucker Co.	7,697	549,489
Tyson Foods, Inc. "A"	19,942	382,687

		13,271,373
Household Products 2.0%
Clorox Co.	9,074	635,815
Colgate-Palmolive Co.	32,169	2,597,969
Kimberly-Clark Corp.	26,397	1,722,932
Procter & Gamble Co.	182,328	11,231,405

		16,188,121
Personal Products 0.2%
Avon Products, Inc.	27,985	756,714
Estee Lauder Companies, Inc. "A"	7,372	710,366

		1,467,080
Tobacco 1.6%
Altria Group, Inc.	136,252	3,546,639
Lorillard, Inc.	9,474	900,125
Philip Morris International, Inc.	117,014	7,679,629
Reynolds American, Inc.	21,942	779,599

		12,905,992
Energy 13.1%
Energy Equipment & Services 2.5%
Baker Hughes, Inc.	28,321	2,079,611
Cameron International Corp.*	15,965	911,602
Diamond Offshore Drilling, Inc.	4,390	341,103
FMC Technologies, Inc.*	7,842	740,912
Halliburton Co.	59,491	2,965,032
Helmerich & Payne, Inc.	6,847	470,320
Nabors Industries Ltd.*	19,072	579,407
National Oilwell Varco, Inc.	27,367	2,169,382
Noble Corp.	16,412	748,716
Rowan Companies, Inc.*	8,019	354,279
Schlumberger Ltd.	88,628	8,265,447

		19,625,811
Oil, Gas & Consumable Fuels 10.6%
Anadarko Petroleum Corp.	32,299	2,645,934
Apache Corp.	24,904	3,260,432
Cabot Oil & Gas Corp.	6,971	369,254
Chesapeake Energy Corp.	42,681	1,430,667
Chevron Corp.	130,662	14,037,019
ConocoPhillips	93,048	7,430,813
CONSOL Energy, Inc.	14,814	794,475
Denbury Resources, Inc.*	25,875	631,350
Devon Energy Corp.	27,780	2,549,371
El Paso Corp.	45,911	826,398
EOG Resources, Inc.	17,436	2,066,340
EQT Corp.	9,532	475,647
Exxon Mobil Corp.	322,724	27,150,770
Hess Corp.	19,651	1,674,462
Marathon Oil Corp.	46,228	2,464,415
Massey Energy Co.	6,864	469,223
Murphy Oil Corp.	12,702	932,581
Newfield Exploration Co.*	8,748	664,935
Noble Energy, Inc.	11,558	1,117,081
Occidental Petroleum Corp.	52,912	5,528,775
Peabody Energy Corp.	17,552	1,263,042
Pioneer Natural Resources Co.	7,547	769,190
QEP Resources, Inc.	11,243	455,791
Range Resources Corp.	10,348	604,944
Southwestern Energy Co.*	22,598	971,036
Spectra Energy Corp.	41,839	1,137,184
Sunoco, Inc.	8,065	367,683
Tesoro Corp.*	9,218	247,319
Valero Energy Corp.	37,287	1,111,898
Williams Companies, Inc.	38,483	1,199,900

		84,647,929
Financials 15.5%
Capital Markets 2.4%
Ameriprise Financial, Inc.	15,933	973,188
Bank of New York Mellon Corp.	80,797	2,413,406
Charles Schwab Corp.	64,494	1,162,827
E*TRADE Financial Corp.*	14,413	225,275
Federated Investors, Inc. "B"	6,350	169,862
Franklin Resources, Inc.	9,409	1,176,878
Invesco Ltd.	30,250	773,190
Janus Capital Group, Inc.	12,271	153,019
Legg Mason, Inc.	9,690	349,712
Morgan Stanley	100,787	2,753,501
Northern Trust Corp.	15,757	799,668
State Street Corp.	32,590	1,464,595
T. Rowe Price Group, Inc.	16,975	1,127,479
The Goldman Sachs Group, Inc.	33,931	5,377,046

		18,919,646
Commercial Banks 2.8%
BB&T Corp.	44,910	1,232,779
Comerica, Inc.	11,316	415,524
Fifth Third Bancorp.	59,608	827,359
First Horizon National Corp.	17,645	197,800
Huntington Bancshares, Inc.	54,953	364,888
KeyCorp	58,942	523,405
M&T Bank Corp.	7,738	684,581
Marshall & Ilsley Corp.	33,276	265,875
PNC Financial Services Group, Inc.	34,212	2,155,014
Regions Financial Corp.	80,768	586,376
SunTrust Banks, Inc.	33,578	968,389
US Bancorp.	125,127	3,307,107
Wells Fargo & Co.	342,935	10,871,039
Zions Bancorp.	11,943	275,406

		22,675,542
Consumer Finance 0.7%
American Express Co.	68,072	3,076,855
Capital One Financial Corp.	29,740	1,545,290
Discover Financial Services	35,520	856,742
SLM Corp.*	34,780	532,134

		6,011,021
Diversified Financial Services 4.1%
Bank of America Corp.	658,674	8,780,124
Citigroup, Inc.*	1,891,185	8,359,038
CME Group, Inc. “A”	4,351	1,312,044
IntercontinentalExchange, Inc.*	4,754	587,309
JPMorgan Chase & Co.	259,248	11,951,333
Leucadia National Corp.	12,678	475,932
Moody's Corp.	13,026	441,712
NYSE Euronext	16,926	595,287
The NASDAQ OMX Group, Inc.*	10,146	262,173

		32,764,952
Insurance 3.8%
ACE Ltd.	21,896	1,416,671
Aflac, Inc.	30,551	1,612,482
Allstate Corp.	34,405	1,093,391
American International Group, Inc.*	9,419	330,984
Aon Corp.	21,709	1,149,709
Assurant, Inc.	6,524	251,239
Berkshire Hathaway, Inc. "B"*	112,666	9,422,258
Chubb Corp.	19,257	1,180,647
Cincinnati Financial Corp.	10,538	345,647
Genworth Financial, Inc. "A"*	31,472	423,613
Hartford Financial Services Group, Inc.	29,067	782,774
Lincoln National Corp.	20,473	615,009
Loews Corp.	20,415	879,682
Marsh & McLennan Companies, Inc.	35,362	1,054,141
MetLife, Inc.	68,649	3,070,670
Principal Financial Group, Inc.	20,838	669,108
Progressive Corp.	43,202	912,858
Prudential Financial, Inc.	31,585	1,945,004
The Travelers Companies, Inc.	28,086	1,670,555
Torchmark Corp.	5,056	336,123
Unum Group	20,417	535,946
XL Group PLC	19,865	488,679

		30,187,190
Real Estate Investment Trusts 1.5%
Apartment Investment & Management Co. "A" (REIT)	7,725	196,756
AvalonBay Communities, Inc. (REIT)	5,670	680,854
Boston Properties, Inc. (REIT)	9,245	876,888
Equity Residential (REIT)	19,182	1,082,057
HCP, Inc. (REIT)	26,101	990,272
Health Care REIT, Inc. (REIT)	11,620	609,353
Host Hotels & Resorts, Inc. (REIT)	44,396	781,813
Kimco Realty Corp. (REIT)	26,147	479,536
Plum Creek Timber Co., Inc. (REIT)	10,354	451,538
ProLogis (REIT)	36,899	589,646
Public Storage (REIT)	9,049	1,003,625
Simon Property Group, Inc. (REIT)	19,251	2,062,937
Ventas, Inc. (REIT)	10,500	570,150
Vornado Realty Trust (REIT)	10,736	939,400
Weyerhaeuser Co. (REIT)	35,094	863,312

		12,178,137
Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc. "A"*	18,620	497,154
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	33,890	328,055
People's United Financial, Inc.	23,677	297,857

		625,912
Health Care 10.9%
Biotechnology 1.2%
Amgen, Inc.*	60,666	3,242,598
Biogen Idec, Inc.*	15,628	1,146,939
Celgene Corp.*	30,248	1,740,168
Cephalon, Inc.*	5,021	380,491
Genzyme Corp.*	17,060	1,299,119
Gilead Sciences, Inc.*	51,716	2,194,827

		10,004,142
Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	37,680	2,026,054
Becton, Dickinson & Co.	14,393	1,145,971
Boston Scientific Corp.*	98,566	708,689
C.R. Bard, Inc.	5,613	557,427
CareFusion Corp.*	14,868	419,278
Covidien PLC	32,129	1,668,780
DENTSPLY International, Inc.	9,495	351,220
Edwards Lifesciences Corp.*	7,473	650,151
Intuitive Surgical, Inc.*	2,505	835,317
Medtronic, Inc.	69,520	2,735,612
St. Jude Medical, Inc.	21,193	1,086,353
Stryker Corp.	21,913	1,332,310
Varian Medical Systems, Inc.*	7,698	520,693
Zimmer Holdings, Inc.*	12,504	756,867

		14,794,722
Health Care Providers & Services 2.0%
Aetna, Inc.	24,990	935,376
AmerisourceBergen Corp.	18,101	716,076
Cardinal Health, Inc.	22,519	926,206
CIGNA Corp.	17,670	782,428
Coventry Health Care, Inc.*	9,905	315,870
DaVita, Inc.*	6,342	542,304
Express Scripts, Inc.*	34,287	1,906,700
Humana, Inc.*	10,947	765,633
Laboratory Corp. of America Holdings*	6,522	600,872
McKesson Corp.	16,524	1,306,222
Medco Health Solutions, Inc.*	26,297	1,476,840
Patterson Companies, Inc.	6,474	208,398
Quest Diagnostics, Inc.	10,115	583,838
Tenet Healthcare Corp.*	32,273	240,434
UnitedHealth Group, Inc.	71,170	3,216,884
WellPoint, Inc.	24,415	1,703,923

		16,228,004
Health Care Technology 0.1%
Cerner Corp.*	4,595	510,964
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.*	22,369	1,001,684
Life Technologies Corp.*	11,726	614,677
PerkinElmer, Inc.	7,110	186,780
Thermo Fisher Scientific, Inc.*	25,415	1,411,803
Waters Corp.*	5,883	511,232

		3,726,176
Pharmaceuticals 5.2%
Abbott Laboratories	100,675	4,938,109
Allergan, Inc.	19,929	1,415,358
Bristol-Myers Squibb Co.	110,920	2,931,616
Eli Lilly & Co.	66,264	2,330,505
Forest Laboratories, Inc.*	18,743	605,399
Hospira, Inc.*	10,979	606,041
Johnson & Johnson	178,026	10,548,040
Merck & Co., Inc.	200,623	6,622,565
Mylan, Inc.*	28,721	651,105
Pfizer, Inc.	520,379	10,568,897
Watson Pharmaceuticals, Inc.*	8,199	459,226

		41,676,861
Industrials 11.1%
Aerospace & Defense 2.8%
Boeing Co.	47,944	3,544,500
General Dynamics Corp.	24,235	1,855,432
Goodrich Corp.	8,163	698,181
Honeywell International, Inc.	51,077	3,049,808
Huntington Ingalls Industries, Inc.*	158	6,557
ITT Corp.	11,970	718,799
L-3 Communications Holdings, Inc.	7,319	573,151
Lockheed Martin Corp.	18,686	1,502,354
Northrop Grumman Corp.	18,962	1,189,107
Precision Castparts Corp.	9,325	1,372,453
Raytheon Co.	23,400	1,190,358
Rockwell Collins, Inc.	10,151	658,089
Textron, Inc.	17,618	482,557
United Technologies Corp.	59,946	5,074,429

		21,915,775
Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc.	10,662	790,374
Expeditors International of Washington, Inc.	13,879	695,893
FedEx Corp.	20,461	1,914,127
United Parcel Service, Inc. "B"	64,320	4,780,262

		8,180,656
Airlines 0.1%
Southwest Airlines Co.	48,252	609,423
Building Products 0.0%
Masco Corp.	23,791	331,171
Commercial Services & Supplies 0.5%
Avery Dennison Corp.	6,807	285,622
Cintas Corp.	7,834	237,135
Iron Mountain, Inc.	12,775	398,963
Pitney Bowes, Inc.	12,894	331,247
R.R. Donnelley & Sons Co.	14,037	265,580
Republic Services, Inc.	19,970	599,899
Stericycle, Inc.*	5,517	489,192
Waste Management, Inc.	31,084	1,160,677

		3,768,315
Construction & Engineering 0.2%
Fluor Corp.	11,435	842,302
Jacobs Engineering Group, Inc.*	8,371	430,521
Quanta Services, Inc.*	13,679	306,820

		1,579,643
Electrical Equipment 0.5%
Emerson Electric Co.	49,101	2,868,971
Rockwell Automation, Inc.	9,316	881,759
Roper Industries, Inc.	6,125	529,568

		4,280,298
Industrial Conglomerates 2.5%
3M Co.	46,333	4,332,136
General Electric Co.	691,086	13,856,274
Tyco International Ltd.	30,826	1,380,080

		19,568,490
Machinery 2.4%
Caterpillar, Inc.	41,603	4,632,494
Cummins, Inc.	12,900	1,414,098
Danaher Corp.	35,215	1,827,658
Deere & Co.	27,425	2,657,208
Dover Corp.	12,219	803,277
Eaton Corp.	22,268	1,234,538
Flowserve Corp.	3,595	463,036
Illinois Tool Works, Inc.	32,631	1,752,937
Ingersoll-Rand PLC	21,386	1,033,158
Joy Global, Inc.	6,815	673,390
PACCAR, Inc.	23,751	1,243,365
Pall Corp.	7,377	424,989
Parker Hannifin Corp.	10,626	1,006,070
Snap-on, Inc.	3,844	230,871

		19,397,089
Professional Services 0.1%
Dun & Bradstreet Corp.	3,116	250,028
Equifax, Inc.	7,761	301,515
Robert Half International, Inc.	9,808	300,124

		851,667
Road & Rail 0.9%
CSX Corp.	24,123	1,896,068
Norfolk Southern Corp.	23,181	1,605,748
Ryder System, Inc.	3,482	176,189
Union Pacific Corp.	31,971	3,143,708

		6,821,713
Trading Companies & Distributors 0.1%
Fastenal Co.	9,530	617,830
W.W. Grainger, Inc.	3,783	520,843

		1,138,673
Information Technology 17.8%
Communications Equipment 2.0%
Cisco Systems, Inc.	359,799	6,170,553
F5 Networks, Inc.*	5,302	543,826
Harris Corp.	8,185	405,976
JDS Uniphase Corp.*	14,116	294,177
Juniper Networks, Inc.*	34,672	1,458,998
Motorola Mobility Holdings, Inc.*	19,488	475,507
Motorola Solutions, Inc.*	21,780	973,348
QUALCOMM, Inc.	107,149	5,874,980
Tellabs, Inc.	24,419	127,956

		16,325,321
Computers & Peripherals 4.3%
Apple, Inc.*	59,985	20,901,773
Dell, Inc.*	108,696	1,577,179
EMC Corp.*	134,810	3,579,206
Hewlett-Packard Co.	141,525	5,798,279
Lexmark International, Inc. "A"*	4,849	179,607
NetApp, Inc.*	23,943	1,153,574
SanDisk Corp.*	15,320	706,099
Western Digital Corp.*	15,346	572,252

		34,467,969
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. "A"	11,351	617,381
Corning, Inc.	101,872	2,101,619
FLIR Systems, Inc.	10,533	364,547
Jabil Circuit, Inc.	13,089	267,408
Molex, Inc.	9,270	232,863

		3,583,818
Internet Software & Services 1.8%
Akamai Technologies, Inc.*	12,258	465,804
eBay, Inc.*	74,426	2,310,183
Google, Inc. "A"*	16,332	9,573,982
Monster Worldwide, Inc.*	8,668	137,821
VeriSign, Inc.	11,037	399,650
Yahoo!, Inc.*	85,232	1,419,113

		14,306,553
IT Services 3.1%
Automatic Data Processing, Inc.	32,213	1,652,849
Cognizant Technology Solutions Corp. "A"*	19,873	1,617,662
Computer Sciences Corp.	10,337	503,722
Fidelity National Information Services, Inc.	17,149	560,601
Fiserv, Inc.*	9,652	605,373
International Business Machines Corp.	79,394	12,946,780
MasterCard, Inc. "A"	6,285	1,582,060
Paychex, Inc.	21,046	660,003
SAIC, Inc.*	19,685	333,070
Teradata Corp.*	10,815	548,320
Total System Services, Inc.	10,827	195,103
Visa, Inc. "A"	31,508	2,319,619
Western Union Co.	42,026	872,880

		24,398,042
Office Electronics 0.1%
Xerox Corp.	91,693	976,530
Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc.*	38,427	330,472
Altera Corp.	20,943	921,911
Analog Devices, Inc.	19,452	766,020
Applied Materials, Inc.	86,026	1,343,726
Broadcom Corp. "A"	31,017	1,221,449
First Solar, Inc.*	3,490	561,332
Intel Corp.	357,295	7,206,640
KLA-Tencor Corp.	10,737	508,612
Linear Technology Corp.	14,790	497,388
LSI Corp.*	38,905	264,554
MEMC Electronic Materials, Inc.*	15,124	196,007
Microchip Technology, Inc.	12,100	459,921
Micron Technology, Inc.*	55,740	638,780
National Semiconductor Corp.	15,095	216,462
Novellus Systems, Inc.*	6,031	223,931
NVIDIA Corp.*	37,961	700,760
Teradyne, Inc.*	12,134	216,107
Texas Instruments, Inc.	76,467	2,642,699
Xilinx, Inc.	16,737	548,974

		19,465,745
Software 3.6%
Adobe Systems, Inc.*	32,928	1,091,892
Autodesk, Inc.*	14,750	650,622
BMC Software, Inc.*	11,467	570,369
CA, Inc.	24,868	601,308
Citrix Systems, Inc.*	12,282	902,236
Compuware Corp.*	14,854	171,564
Electronic Arts, Inc.*	22,239	434,328
Intuit, Inc.*	17,776	943,906
Microsoft Corp.	481,162	12,202,268
Novell, Inc.*	23,846	141,407
Oracle Corp.	253,273	8,451,720
Red Hat, Inc.*	12,731	577,860
Salesforce.com, Inc.*	7,637	1,020,150
Symantec Corp.*	49,644	920,400

		28,680,030
Materials 3.6%
Chemicals 2.1%
Air Products & Chemicals, Inc.	13,982	1,260,897
Airgas, Inc.	4,968	329,974
CF Industries Holdings, Inc.	4,614	631,149
Dow Chemical Co.	76,015	2,869,566
E.I. du Pont de Nemours & Co.	59,880	3,291,604
Eastman Chemical Co.	4,625	459,355
Ecolab, Inc.	14,933	761,882
FMC Corp.	4,632	393,396
International Flavors & Fragrances, Inc.	5,362	334,053
Monsanto Co.	34,925	2,523,680
PPG Industries, Inc.	10,488	998,562
Praxair, Inc.	19,776	2,009,242
Sigma-Aldrich Corp.	7,904	503,010
The Sherwin-Williams Co.	5,800	487,142

		16,853,512
Construction Materials 0.0%
Vulcan Materials Co.	8,170	372,552
Containers & Packaging 0.2%
Ball Corp.	10,764	385,889
Bemis Co., Inc.	7,229	237,184
Owens-Illinois, Inc.*	10,889	328,739
Sealed Air Corp.	10,109	269,506

		1,221,318
Metals & Mining 1.2%
AK Steel Holding Corp.	7,385	116,535
Alcoa, Inc.	68,944	1,216,862
Allegheny Technologies, Inc.	6,565	444,582
Cliffs Natural Resources, Inc.	8,875	872,235
Freeport-McMoRan Copper & Gold, Inc.	61,658	3,425,102
Newmont Mining Corp.	31,977	1,745,305
Nucor Corp.	20,426	940,004
Titanium Metals Corp.*	6,057	112,539
United States Steel Corp.	9,291	501,156

		9,374,320
Paper & Forest Products 0.1%
International Paper Co.	28,750	867,675
MeadWestvaco Corp.	11,220	340,303

		1,207,978
Telecommunication Services 3.0%
Diversified Telecommunication Services 2.7%
AT&T, Inc.	384,796	11,774,757
CenturyLink, Inc.	20,027	832,122
Frontier Communications Corp.	64,271	528,308
Qwest Communications International, Inc.	113,655	776,264
Verizon Communications, Inc.	184,200	7,099,068
Windstream Corp.	32,607	419,652

		21,430,171
Wireless Telecommunication Services 0.3%
American Tower Corp. "A"*	25,735	1,333,588
MetroPCS Communications, Inc.*	17,388	282,381
Sprint Nextel Corp.*	195,268	906,043

		2,522,012
Utilities 3.2%
Electric Utilities 1.7%
American Electric Power Co., Inc.	31,240	1,097,774
Duke Energy Corp.	86,787	1,575,184
Edison International	21,524	787,563
Entergy Corp.	11,591	779,031
Exelon Corp.	42,927	1,770,309
FirstEnergy Corp.	27,067	1,003,915
NextEra Energy, Inc.	27,506	1,516,131
Northeast Utilities	11,254	389,388
Pepco Holdings, Inc.	14,968	279,153
Pinnacle West Capital Corp.	6,854	293,283
PPL Corp.	31,466	796,090
Progress Energy, Inc.	19,334	892,071
Southern Co.	55,298	2,107,407

		13,287,299
Gas Utilities 0.1%
Nicor, Inc.	2,902	155,837
ONEOK, Inc.	6,855	458,463

		614,300
Independent Power Producers & Energy Traders 0.2%
AES Corp.*	42,440	551,720
Constellation Energy Group, Inc.	12,778	397,779
NRG Energy, Inc.*	15,647	337,037

		1,286,536
Multi-Utilities 1.2%
Ameren Corp.	15,531	435,955
CenterPoint Energy, Inc.	27,107	475,999
CMS Energy Corp.	16,559	325,219
Consolidated Edison, Inc.	19,217	974,686
Dominion Resources, Inc.	37,793	1,689,347
DTE Energy Co.	10,964	536,797
Integrys Energy Group, Inc.	5,205	262,904
NiSource, Inc.	18,623	357,189
PG&E Corp.	25,981	1,147,841
Public Service Enterprise Group, Inc.	32,816	1,034,032
SCANA Corp.	7,561	297,677
Sempra Energy	15,719	840,966
TECO Energy, Inc.	14,226	266,880
Wisconsin Energy Corp.	15,030	458,415
Xcel Energy, Inc.	31,513	752,846

		9,856,753

Total Common Stocks (Cost $672,759,163)		786,075,649

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.2%
US Treasury Obligation
US Treasury Bill, 0.175% **, 5/5/2011 (b) (Cost $1,354,772)	1,355,000	1,354,940

	Shares	Value ($)
Cash Equivalents 1.2%
Central Cash Management Fund, 0.17% (a) (Cost $9,851,387)	9,851,387	9,851,387

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $683,965,322) †	100.0	797,281,976
Other Assets and Liabilities, Net	0.0	61,677

Net Assets	100.0	797,343,653

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $712,577,984. At March 31, 2011, net unrealized appreciation  for all securities based on tax cost was $84,703,992.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $200,994,022 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $116,290,030.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(b)	At March 31, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
REIT: Real Estate Investment Trust

At March 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 Index	USD	6/16/2011	35	11,558,750	408,026

Currency Abbreviations

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(c)	$786,075,649	$—	$—	$786,075,649
Short-Term Investments(c)	9,851,387	1,354,940	—	11,206,327
Derivatives(d)	408,026	—	—	408,026
Total	$796,335,062	$1,354,940	$—	$797,690,002

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.
(c)	See Investment Portfolio for additional detailed categorizations.
(d)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$408,026

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 25. 2011